BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 12,938,759	$ 15,648,606
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	5,568,420	6,508,772
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 2,430,423	$ 2,530,570
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	5.76%	8.15%
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	19.22%	20.85%
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,400,291	$ 1,509,594
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	6.56%	8.37%
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	15.02%	15.88%
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 675,143	$ 1,404,873
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.17%	2.17%
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	19.82%	21.46%
Obligations granted by domestic banks | Other private financial entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,062,563	$ 1,063,735
Obligations granted by domestic banks | Other private financial entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	10.32%	12.88%
Obligations granted by domestic banks | Other private financial entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	20.01%	16.67%